Note 11 - Stock and Employee Benefit Plans 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Expected volatility	80.14%	-	81.01%
Risk-free interest	4.05%	-	4.08%
Expected term (years)	5.4	-	6.0
Expected dividend yield			—

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Common	Weighted	Weighted
	Shares	Average	Average
	Underlying	Exercise	Remaining
	Stock	Price per	Contractual
	Options	Share	Life (Years)
Outstanding at December 31, 2023	1,581,041	$2.72	7.3
Granted	568,097	2.33
Exercised	—
Forfeited / Cancelled	—
Outstanding at September 30, 2024	2,149,138	$2.62	7.4

Exercisable at September 30, 2024	1,287,990	$2.61	6.2

	Common	Weighted	Weighted
	Shares	Average	Average
	Underlying	Exercise	Remaining
	Stock	Price per	Contractual
	Options	Share	Life (Years)
Outstanding at January 1, 2023	1,024,628	$2.53	7.1
Granted	608,388	3.03
Exercised	—
Forfeited / Cancelled	(51,975)	2.64
Outstanding at December 31, 2023	1,581,041	$2.72	7.3

Exercisable at December 31, 2023	1,009,011	$2.56	6.5

Pieris Pharmaceuticals, Inc. [Member]
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Years Ended December 31,
	2023	2022
Risk free interest rate	3.33% - 4.11%	1.43% - 3.39%
Expected term (in years)	5.5 - 5.73	5.5 - 5.73
Dividend yield	—	—
Expected volatility	79.5% - 98.6%	79.9% - 81.1%

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Options	Price	Life (in years)	(in thousands)
Outstanding, December 31, 2022	165,849	$256.93		$—
Granted	46,677	97.34		—
Canceled/Forfeited	34,345	208.95		—
Outstanding, December 31, 2023	178,181	$224.37	5.90	$—
Vested or expected to vest, December 31, 2023	178,181	$224.37	5.90	$—
Exercisable, December 31, 2023	126,179	$257.26	4.75	$—
			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Options	Price	Life (in years)	(in thousands)
Outstanding, December 31, 2022	3,750	$372.00		$—
Granted	—	$—		$—
Canceled/Forfeited	—	$—		$—
Outstanding, December 31, 2023	3,750	$372.00	5.67	$—
Vested or expected to vest, December 31, 2023	3,750	$372.00	5.67	$—
Exercisable, December 31, 2023	3,750	$372.00	5.67	$—

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Years Ended December 31,
	2023	2022
Research and development	$1,190	$1,905
General and administrative	2,159	2,497
Total stock-based compensation	$3,349	$4,402